WARRANTS	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
15.	WARRANTS

On April 21, 2010, the Company issued to Anderson & Strudwick Incorporated (“A&S”) 150,000 warrants, as a portion of the placement commission for the IPO. On the same day, the Company granted a total of 7,500 warrants to Hawk Associates Inc. (“Hawk”), the Company’s investor relations consultancy. On January 10, 2012, the Company issued 100,000 warrants to FirsTrust Group, Inc., (“FirsTrust”), the Company’s financial advisor. The warrants were expired at December 31, 2016.

In connection with the stock offering in February, 2014, the Company entered into a securities purchase agreement (the “Securities Purchase Agreement”) with certain institutional investors for the sale of 734,700 common shares in a registered offering at the price of $9.12 per common share. In addition, the Company issued 220,410 warrants to the institutional investors aggregately and issued 73,470 warrants to FT Global Capital, Inc. (“FT Global”), as a portion of the placement commission. These warrants will be exercisable immediately as of the date of issuance at an exercise price of $11.86 per common share and expire forty-two months from the date of issuance. The warrants were redeemed at December 31, 2016.

On April 21, 2016, the Company signed Warrants Repurchase Agreements with those institutional investors and FT Global who signed the “Securities Purchase Agreement” with the Company in 2014. And the Company has completed the repurchase of 1,028,580 warrants with $3.80 per warrant.

On April 28, 2016, the Company signed Share Purchase Agreement (“SPA”) with HLI. In this SPA, HLI is entitled with 1,000,000 warrants to acquire from the company 1,000,000 common shares at purchase price of $2.20 per share. The new warrants will be exercisable at any time.

There were a total of 1,000,000 warrants issued and outstanding as of December 31, 2016. All the warrants issued to A&S which have the right to purchase one share of common stock for an exercise price of $10.00 per share with a term of 5 years is invalid. All the warrants granted to Hawk which have the right to purchase one share of common stock for an exercise price of $9.60 per share with a term of 5 years is invalid. All the warrants granted to FirsTrust which have the right to purchase one share of common stock for an exercise price of $4.00 per share with a term of 5 years is invalid. All the warrants granted to the certain institutional investors which have the right to purchase one share of common stock for an exercise price of $11.86 per share with a term of 3.5 years have been repurchased by the Company with the price of $3.8. All the warrants granted to FT Global which have the right to purchase one share of common stock for an exercise price of $11.86 per share with a term of 3.5 years have been repurchased by the Company with the price of $3.8.

The fair value of the outstanding warrants at December 31, 2016 was calculated using the Black Scholes Model with the following assumptions:

Market price per share (USD/share)	1.5
Exercise price (USD/share)	$4.00-$11.86
Risk free rate	0%-0.36%
Dividend yield	-
Expected term/Contractual life (years)	0-0.53
Expected volatility	0%-55.98%

The following table sets forth by level within the fair value hierarchy of our financial assets and liabilities that was accounted for at fair value on a recurring basis as of December 31, 2016 and 2015:

	Carrying Value at	Fair Value Measurement at
	December 31, 2016	December 31, 2016
		Level 1	Level 2	Level 3
Warrants liability	$-	$-	$-	$-

	Carrying Value at	Fair Value Measurement at
	December 31, 2015	December 31, 2015
		Level 1	Level 2	Level 3
Warrants liability	$162,736	$-	$162,736	$-

The following is a reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs:

	December 31,
	2016	2015	2014
Beginning balance	$162,736	$553,060	$720,857
Warrants issued	-	-	2,698,374
Warrants redeemed	(25,026)	-	-
Fair value change of the issued warrants included in earnings	(137,710)	(390,324)	(2,866,171)
Ending balance	$-	$162,736	$553,060

Following is a summary of the warrants activity:

			Weighted Average
		Weighted	Remaining
	Number	Average Exercise Price	Contractual Life (Years)
Outstanding as of December 31, 2014	551,380	$9.90	1.86
Granted
Forfeited	-
Exercised	-
Outstanding as of December 31, 2015	551,380	$9.86	1.49
Granted	1,000,000	2.20
Forfeited	-
Exercised	-
Redeemed	(551,380)
Outstanding as of December 31, 2016	1,000,000	$2.20	-